Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
Alpha Architect U.S. Quantitative Value ETF (QVAL)
Alpha Architect International Quantitative Value ETF (IVAL)
Alpha Architect U.S. Quantitative Momentum ETF (QMOM)
Alpha Architect International Quantitative Momentum ETF (IMOM)
Alpha Architect Value Momentum Trend ETF (VMOT)
(the “Funds”)
(each a series of EA Series Trust)

October 30, 2023

Supplement to each Fund’s Summary Prospectus
and the Funds’ Prospectus and Statement of Additional Information (“SAI”),
each dated January 31, 2023

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and the Funds’ Prospectus and SAI.

Effective on November 21, 2023, each Fund will transfer its primary listing to the The Nasdaq Stock Market, LLC and will no longer be listed on CBOE BZX Exchange, Inc. All references in each Fund’s Summary Prospectus and the Funds’ Prospectus and SAI to each Fund’s shares being listed on CBOE BZX Exchange, Inc. will be changed to refer to The Nasdaq Stock Market, LLC.

Please retain this Supplement for future reference.